Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Contract liabilities	$ 1,312,735	$ 301,986	$ 568,354
Carrying amount
Estimated fair value	$ 600,000